Summary Of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Line Items]
Revenue	$ 1,451	$ 1,234	$ 1,201	$ 1,070	$ 807	$ 1,316	$ 1,342	$ 1,476	$ 1,016	$ 2,609	$ 1,877	$ 4,312	$ 5,150	$ 1,141
Operating expenses:
Research and development	7,404	5,787	6,258	5,976	4,503	5,418	4,197	3,766	3,363	14,280	10,479	22,524	16,744	12,976
General and administrative	3,115	1,769	1,523	1,709	1,321	765	1,090	1,114	1,120	5,416	3,030	6,322	4,089	3,747
Total operating expenses	10,519	7,556	7,781	7,685	5,824	6,183	5,287	4,880	4,483	19,696	13,509	28,846	20,833	16,723
Loss from operations	(9,068)	(6,322)	(6,580)	(6,615)	(5,017)	(4,867)	(3,945)	(3,404)	(3,467)	(17,087)	(11,632)	(24,534)	(15,683)	(15,582)
Interest income	20						1			20			1	1
Interest expense			(189)	(209)	(201)	(159)	(40)				(410)	(599)	(199)
Other income (expense), net	(5)	691	(281)	205	(522)	243	110	(63)	(181)	23	(317)	93	109	(139)
Net loss and comprehensive loss	(9,053)	(5,631)	(7,050)	(6,619)	(5,740)	(4,783)	(3,874)	(3,467)	(3,648)	(17,044)	(12,359)	(25,040)	(15,772)	(15,720)
Accruing dividends on Series A preferred stock		(3,026)	(2,459)	(2,152)	(2,087)	(1,858)	(2,054)	(1,992)	(1,933)	(1,378)	(4,239)	(9,724)	(7,837)	(6,887)
Allocation of net income to convertible preferred stockholders				(1,726)
Net income (loss) attributable to common stockholders	$ (9,053)	$ (7,940)	$ (9,336)	$ 68	$ (7,827)	$ (6,641)	$ (11,965)	$ (5,459)	$ (5,581)	$ (18,422)	$ (6,033)	$ (23,309)	$ (29,646)	$ (22,607)
Net income (loss) per share attributable to common stockholders-basic	$ (0.47)	$ (13.95)	$ (16.77)	$ 0.12	$ (14.68)					$ (1.23)	$ (11.10)
Net loss per share attributable to common stockholders-basic and diluted						$ (12.76)	$ (24.22)	$ (12.91)	$ (13.23)			$ (42.14)	$ (63.74)	$ (53.87)
Weighted average common shares outstanding-basic	19,139,183	569,026	556,567	553,526	533,097					14,953,022	543,368
Weighted average common shares outstanding-basic and diluted						520,305	493,943	422,910	421,904			553,162	465,115	419,633
Net loss per share attributable to common stockholders-diluted	$ (0.47)	$ (13.95)	$ (16.77)	$ (0.46)	$ (14.68)					$ (1.23)	$ (11.10)
Weighted average common shares outstanding-diluted	19,139,183	569,026	556,567	14,515,998	533,097					14,953,022	543,368
Series A Preferred Stock [Member]
Operating expenses:
Modifications of preferred stock		$ 743	$ 173	$ 10,565			$ (6,037)				$ 10,565	$ 11,481	$ (6,037)
Series B Preferred Stock [Member]
Operating expenses:
Modifications of preferred stock		$ (26)										$ (26)